OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2013	2012

Employees and payroll accruals	$328,743	$84,076
Accrued expenses	591,071	232,327

	$919,814	$316,403